Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 26, 2021
Disclosure of transactions in foreign currency [line items]
Closing exchange rate	0.2371	0.3147		0.4
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3070	0.4110	0.7311
Closing exchange rate	0.2371	0.3147
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	4.1850	4.8907	5.2937
Closing exchange rate	3.8387	4.6754
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0058	0.0059	0.0065
Closing exchange rate	0.0058	0.0058
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.7826	2.5023	2.5591
Closing exchange rate	2.5596	2.4478
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	21.4860	19.2641	19.2397
Closing exchange rate	19.9487	18.8452
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.5110	0.5479	0.6274
Closing exchange rate	0.4712	0.5051
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.6257	0.5817	0.6097
Closing exchange rate	0.5728	0.5569
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.8678	0.7806	0.7994
Closing exchange rate	0.8215	0.7597
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0271	0.0275	0.0300
Closing exchange rate	0.0281	0.0252
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0032	0.0031	0.0034
Closing exchange rate	0.0029	0.0029
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	6.1483	5.7708	5.8517
Closing exchange rate	5.5046	5.6814
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3766	0.3737	0.3876
Closing exchange rate	0.3416	0.3542
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0366	0.0326	0.0332
Closing exchange rate	0.0323	0.0327
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	24.5080	21.5642	22.7101
Closing exchange rate	24.3693	21.1311
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	12.5284	11.0257	11.6110
Closing exchange rate	12.4594	10.8076
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	8.8172	9.2159	9.4451
Closing exchange rate	7.5721	8.9420
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.2498	2.9069	3.0613
Closing exchange rate	3.2279	2.8406
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3975	0.3504	0.3688
Closing exchange rate	0.3950	0.3431
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.2083	0.1830	0.1920
Closing exchange rate	0.2071	0.1795